Note 17 - Financial Instruments (Details) - Key Unobservable Inputs Related to Valuing Conversion Option and Warrant Liabilities (USD $)	1 Months Ended		12 Months Ended
	Jul. 31, 2013	Mar. 31, 2013	Nov. 30, 2013	Nov. 30, 2014
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Conversion option (in Dollars)			$ 1,290,683 [1]	$ 1,379,808	[1]
	62.40%	63.00%
	62.40%	63.00%
Convertible Debt 1[Member] | Black-Scholes [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Conversion option (in Dollars)			728,950
Conversion option			0.12%
			64.60%
Warrant liabilities			0.12%
			64.60%
Warrant [Member] | Black-Scholes [Member] | Fair Value, Inputs, Level 3 [Member] | Minimum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Conversion option			0.12%
			54.00%
Warrant liabilities			0.12%
			54.00%
Warrant [Member] | Black-Scholes [Member] | Fair Value, Inputs, Level 3 [Member] | Maximum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Conversion option			0.64%
			87.00%
Warrant liabilities			0.64%
			87.00%
Warrant [Member] | Black-Scholes [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
(b) Warrant liabilities2			5,438,022
Warrant liabilities (in Dollars)			5,438,022
(b) Warrant liabilities2			5,438,022
Warrant [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
(b) Warrant liabilities2				5,438,022	[2]
Warrant liabilities (in Dollars)				5,438,022	[2]
(b) Warrant liabilities2				5,438,022	[2]
Warrant [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
(b) Warrant liabilities2				5,438,022	[2]
Warrant liabilities (in Dollars)				5,438,022	[2]
(b) Warrant liabilities2				$ 5,438,022	[2]

[1]	The Company calculates the interest rate for the convertible debt and due to related parties based on the Company's estimated cost of raising capital and uses the discounted cash flow model to calculate the fair value of the convertible debt and the amounts due to related parties.
[2]	Warrant liabilities are included on the consolidated balance sheet.